Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2021
Financial Instruments
Schedule of credit risk
	October 31, 2021	October 31, 2020
	$	$
Cash	1,114,033	217,788
Accounts Receivable	739,248	172,121
Total	1,853,281	389,909

Schedule of exposure to credit risk
	October 31, 2021	October 31, 2020
	$	$
Current	140,746	59,235
1-30 days	423,153	49,204
31 days-older	95,110	3,500
Total trade accounts receivable	659,009	119,939
Other receivables	80,239	60,182
Total accounts receivable	739,248	172,121

Schedule of working capital accounts

	October 31, 2021	October 31, 2020
	$	$
Cash	1,114,033	217,788
Current assets excluding cash	5,591,653	1,616,987
Total current assets	6,705,686	1,834,775
Current liabilities	(3,862,460)	(1,799,104)
Working capital	2,843,226	35,671

Schedule of assets and liabilities

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years	Over 5 Years
	$	$	$	$
Accounts payable and accrued liabilities	1,766,707	123,413	-	-
Lease liabilities	624,935	965,123	728,878	41,502
Debt	843,900	1,365,761	-	-
Business acquisition consideration payable	358,537	-	-	-
Interest payable	13,750	-	-	-
Income tax	254,631	-	-	-
Total	3,862,460	2,454,297	728,878	41,502

Schedule of valuations for the asset or liability not based on observable market data

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$1,114,033	$-
Accounts receivable	Level 2	739,248	-
Marketable securities	Level 1	-	610,092

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,890,120	$-
Debt	Level 2	2,209,661	-
Interest payable	Level 2	13,750	-
Business acquisition consideration payable	Level 2	358,537